STAFF COSTS - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total staff costs
Short-term remuneration	$ 755	$ 761	$ 727
Wages and salaries	47,300	46,900	38,800
Share-based compensation	30,300	23,000	2,900
Christopher H. Boehringer
Total staff costs
Short-term remuneration	212	214	210
David N. Weinstein
Total staff costs
Short-term remuneration	217	219	207
Göran Trapp
Total staff costs
Short-term remuneration	163	164	155
Annette Malm Justad
Total staff costs
Short-term remuneration	163	164	155
Jacob Meldgaard | TORM A/S
Total staff costs
Wages and salaries		1,119	1,040
Taxable benefits		40	39
Annual performance bonus		1,277	593
Share-based compensation		0	0
Total		2,436	1,672
Jacob Meldgaard | TORM A/S | RSU grant in 2022
Total staff costs
Wages and salaries	1,141
Taxable benefits	40
Annual performance bonus		1,233
Share-based compensation	0
Total	2,414
Jacob Meldgaard | TORM PLC
Total staff costs
Wages and salaries		77	72
Taxable benefits			0
Annual performance bonus		0	0
Share-based compensation		4,383	439
Total		4,460	$ 511
Jacob Meldgaard | TORM PLC | RSU grant in 2022
Total staff costs
Wages and salaries	76
Taxable benefits	0
Annual performance bonus		$ 0
Share-based compensation	5,530
Total	$ 5,606